GOODWILL - Cash Generating Units Table (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 2,687	$ 2,948
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	489	528	$ 667
U.K. regulated distribution operation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	33	38
Brazilian regulated gas transmission operation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 456	$ 490